Acquisitions - Narrative (Details) $ in Thousands, DKK in Millions			12 Months Ended			18 Months Ended
	Jun. 28, 2016 USD ($)	Jun. 28, 2016 DKK	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) acquisition	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)
Business Acquisition [Line Items]
Purchase adjustments, decrease to goodwill				$ (316)
Weighted average amortization period for intangible assets			10 years 9 months 4 days
Cash paid for acquisitions, net of cash acquired			$ 50,549	$ 90,490	$ 66,930
Exiqon
Business Acquisition [Line Items]
Cash consideration paid	$ 95,200	DKK 627.4
Percent of outstanding common shares held	94.52%	94.52%
Fair value of remaining shares	$ 5,519
Consideration transferred for acquisition of remaining interest							$ 5,500
Equity interest in acquiree				100.00%
Acquisition-related costs				$ 6,300
Increase in developed technology price allocation			9,400			$ 9,400	9,400
Increase in deferred tax asset on tax loss carry forwards price allocation			9,200			9,200	9,200
Decrease in customer relationships			2,800			2,800	2,800
Increase of long-term deferred tax liability			1,200			1,200	1,200
Increase of prepaid expenses and other current assets			400			400	400
Increase of other opening balance sheet liabilities			$ 300			300	$ 300
Purchase adjustments, decrease to goodwill						$ 14,700
Weighted average amortization period for intangible assets	11 years 1 month 6 days	11 years 1 month 6 days
2015 Acquisitions
Business Acquisition [Line Items]
Number of acquisitions | acquisition					3
Cash paid for acquisitions, net of cash acquired					$ 66,900